Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
EQUITY
NOTE 14:-	EQUITY

a.	Rights attached to shares:

An ordinary share confers upon its holder(s) a right to vote at the general meeting, a right to participate in distribution of dividends, and a right to participate in the distribution of surplus assets upon liquidation of the Company.

b.	Options (series 3):

On November 7, 2012, the Company issued 5,750,000 options (series 3) in consideration of NIS 1,148. The options are exercisable into 5,750,000 ordinary shares at an exercise price of NIS 0.8 ($ 0.21) per share until December 31, 2012, and NIS 1.8 ($ 0.46) per share from January 1, 2013 to November 6, 2016.

During 2012, 100,000 options (series 3) were exercised into 100,000 shares in consideration of NIS 80.

On November 7, 2016, the Company's options (series 3) expired.

c.	Options (series 4):

In February 2013, the Company issued 5,685,000 ordinary shares and 5,685,000 options (series 4) in consideration of NIS 4,836 ($ 1,239), which were split into the option component in a total of NIS 902 ($ 231) and the share premium component in a total of NIS 3,934 ($ 1,008) based on the fair market value on the TASE following the issuance.

The options are exercisable until February 27, 2017 at an exercise price of NIS 1.5 ($ 0.38) per share. On February 28, 2017, the Company's options (series 4) expired.

d.	Options (series 5):

In October 2013, the Company issued 6,302,000 ordinary shares and 6,302,000 options (series 5) in consideration of NIS 4,413 ($ 1,131), which were split into the option component in a total of NIS 625 ($ 160) and the share premium component in a total of NIS 3,788 ($ 971) based on the fair market value on the TASE following the issuance.

The options are exercisable at an exercise price of NIS 0.9 ($ 0.23) per share until July 31, 2014 or NIS 1.5 ($ 0.38) per share from August 1, 2014 through October 29, 2017. In October 2017, the Company's options (series 5) expired.

e.	On May 15, 2015, the Company completed a public offering of securities in the United States. The trading of the Company's securities, ADS, and investor's warrants in the NASDAQ began as of May 12, 2015. Each ADS represents 40 ordinary shares of the Company.

Accordingly, on May 12, 2015, the Company allocated 76,400,000 ordinary shares of the Company to the U.S. public. The Company also allocated 2,038,000 tradable warrants in the U.S., which may be exercised into ADS for a five year period, until May 15, 2020, in return for an exercise price of 6.25 USD for each warrant. The immediate gross consideration for the offering amounted to a total of NIS 36,607 (9,382 USD). The offering expenses amounted to a total of NIS 5,576. In addition, in accordance with the underwriting agreement, the Company granted the underwriters 95,500 warrants, under the same terms and conditions for warrants offered to the public. At the time of the offering, the Company recorded an increase in equity in respect of shares, totaling NIS 26,417 net (after deduction of offering expenses totaling NIS 4,860) and liability related to the warrants at the amount of NIS 7,398 thousand (offering expenses for warrants totaling NIS 1,197 were recorded as financial expenses). The warrants are measured at their fair value based on their quote price at the end of each reporting date. On June 24, 2015, the Company issued an additional 110,000 ADS to the underwriters in consideration of a total gross amount of NIS 2,069 (USD 530). Issuance expenses amounted to NIS 134. The Company recorded financial income at the amount NIS 2,951 and 7,969 in 2016 and 2017, respectively, for revaluation of these warrants.

f.	In February, 2017, the Company issued to a private investor ("the Investor") 33,760,832 ordinary shares (equivalent to 844,000 NASDAQ listed ADSs) in consideration of NIS 10,905 (approximately $ 2,830). Following the transaction the Investor will hold 19.21% of all issued and outstanding share capital of the Company.

g.	On March 30, 2017, the Company issued 6,666,640 ordinary shares (equivalent to 166,666 NASDAQ listed ADSs) in consideration of NIS 4,482 (approximately $ 1,229).

h.	During May and June 2017, 104,349 warrants were exercised into shares for a total consideration of NIS 2,296 (approximately $ 653).

i.	During July 2017 the Company issued 8,000,000 ordinary shares (equivalent to 200,000 NASDAQ listed ADSs) in consideration of NIS 7,065 (approximately $ 2,000).

j.	During July and August 2017, 170,644 warrants were exercised to 6,825,760 shares for a total consideration of NIS 3,833 (approximately $ 1,067).

k.	On September 14, 2017, the Company completed public offering in NASDAQ and issued 66,666,680 ordinary shares (equivalent to 1,666,666 NASDAQ listed ADSs) in consideration of NIS 33,621 (approximately $ 9,546). Issuance costs amounted to NIS 250 (approximately $ 72).